Document and Entity Information	May 31, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001692427
Document Type	8-K
Document Period End Date	May 31, 2026
Entity Registrant Name	NCS Multistage Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38071
Entity Tax Identification Number	46-1527455
Entity Address, Address Line One	19350 State Highway 249
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	453-2222
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NCSM